Basis of Presentation and General Information - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 18, 2024	Nov. 18, 2013	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 14, 2024	Sep. 18, 2019
Basis of Presentation and General Information
Entity incorporation, date of incorporation			May 30, 2013
Issuance of units in public offering					1,189,667
Cash and cash equivalents			$ 73,752	$ 48,598	$ 47,015
Working capital deficit			353,500
Debt instrument face value			$ 675,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)
Basis of Presentation and General Information
Debt instrument face value							$ 675,000
Dynagas Operating GP LLC
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP			100.00%
Dynagas Holding Ltd
Basis of Presentation and General Information
Ownership percentage			42.40%
Dynagas Operating GP LLC
Basis of Presentation and General Information
Ownership percentage			100.00%
Subsequent event
Basis of Presentation and General Information
Sale leaseback	$ 345,000					$ 345,000
Remaining amount outstanding	384,600
Subsequent event | $675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)
Basis of Presentation and General Information
Debt instrument face value	$ 675,000					$ 675,000
$30 million sponsor facility | Dynagas Holding Ltd
Basis of Presentation and General Information
Line of credit facility expiration date			November 2023
Revolving credit facility borrowing capacity		$ 30,000
Customer Concentration Risk | Yamal Trade | Revenue Benchmark
Basis of Presentation and General Information
Percentage of time charter revenue			43.00%	41.00%
General Partner | Dynagas Holding Ltd
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP			0.10%
IPO
Basis of Presentation and General Information
Date of initial public offering (IPO)			November 18, 2013
IPO | Common Limited Partner I I I
Basis of Presentation and General Information
Issuance of units in public offering		8,250,000
Shares issued, price per share		$ 18.00
IPO | Common Limited Partner I I I | Dynagas Holding Ltd
Basis of Presentation and General Information
Issuance of units in public offering		4,250,000
Shares issued, price per share		$ 18.00